EQUIPMENT (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 143,301	$ 114,472	$ 11,194
AccumulatedDepreciation	42,672	36,550	4,442
Property, Plant and Equipment, Net	100,629	77,922	6,752
Computers and Electronics [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	107,369	77,650	0
AccumulatedDepreciation	33,933	27,438	0
Property, Plant and Equipment, Net	73,436	50,212	0
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	23,832	24,909	11,194
AccumulatedDepreciation	7,689	7,325	4,442
Property, Plant and Equipment, Net	16,143	17,584	6,752
Tools and Parts [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	12,100	11,913	0
AccumulatedDepreciation	1,050	1,787	0
Property, Plant and Equipment, Net	$ 11,050	$ 10,126	$ 0